Commitments and Contingencies - Summary of Financing for Longship-Seine River Vessels and Longships (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025 USD ($) Vessel	Jun. 30, 2025 USD ($) Vessel	Sep. 30, 2025 Vessel
Disclosure of commitments and contingencies [line items]
Number of Vessels			87
River Vessels
Disclosure of commitments and contingencies [line items]
Number of Vessels	18	18
Aggregate Price | $	$ 845,963	$ 845,963
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	3	3
Aggregate Price | $	$ 121,269	$ 121,269
Delivery Date	2025	2025
River Vessels | Longship-Seine
Disclosure of commitments and contingencies [line items]
Number of Vessels	1	1
Aggregate Price | $	$ 40,566	$ 40,566
Delivery Date	2026	2026
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	5	5
Aggregate Price | $	$ 210,623	$ 210,623
Delivery Date	2026	2026
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4	4
Aggregate Price | $	$ 220,572	$ 220,572
Delivery Date	2027	2027
River Vessels | Longship-Douro
Disclosure of commitments and contingencies [line items]
Number of Vessels	1	1
Aggregate Price | $	$ 29,141	$ 29,141
Delivery Date	2027	2027
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4	4
Aggregate Price | $	$ 223,792	$ 223,792
Delivery Date	2028	2028